NOTE 8. UNSECURED DEMAND LOAN PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
NOTE 8. UNSECURED DEMAND LOAN PAYABLE

NOTE 8           UNSECURED DEMAND LOAN PAYABLE

As of September 30, 212, the Company had unsecured demand loan payable in amount of $250,000, which was borrowed from an unrelated party during the year ended June 30, 2012. There is no written agreement between the Company and the party. The loan is unsecured, interest free and repayable currently. The effects of imputed interest are immaterial to the financial statements taken as a whole.

During the year ended June 30, 2012, the Company borrowed $250,000 from an unrelated party. There is no written agreement between the Company and the party. The loan is unsecured, interest free and repayable currently. The effects of imputed interest are immaterial to the financial statements taken as a whole.